CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash from operating activities:
Net loss	$ (11,241,718)	$ (6,864,783)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	550,201	350,192
Stock based compensation	710,047	819,191
Stock issued for services	143,065	157,500
Amortization of operating lease right of use asset	316,776	235,834
Changes in assets and liabilities:
Accounts receivable	1,955,800	(1,679,720)
Note receivable	(153,750)
Contract assets	(216,225)	(422,273)
Inventory	(97,804)	(1,130,022)
Security deposit	50,000
Prepaid expenses and other current assets	744,771	266,539
Accounts payable	(1,694,756)	1,245,890
Accrued expenses	(289,209)	(165,069)
Operating lease obligation	(232,007)	184,728
Contract liabilities	708,245	(871,314)
Net cash used in operating activities	(8,746,564)	(7,873,307)
Cash flows from investing activities:
Purchase of patents/trademarks	(69,327)	(18,190)
Purchase of software development	(527,896)	(281,783)
Purchase of fixed assets	(496,686)	(344,915)
Net cash used in investing activities	(1,093,909)	(644,888)
Cash flows from financing activities:
Repayments of insurance and equipment financing	(520,529)	(331,175)
Repayment of finance lease	(22,851)	(80,335)
Proceeds from common stock issued		8,801,003
Issuance cost	(25,797)	(942,926)
Proceeds from shares issued under Employee Stock Purchase Plan	230,400
Proceeds from preferred stock issued	11,500,000	1,299,000
Net cash provided by financing activities	11,161,223	8,745,567
Net increase in cash	1,320,750	227,372
Cash, beginning of year	1,121,092	893,720
Cash, end of year	2,441,842	1,121,092
Supplemental Disclosure of Cash Flow Information:
Interest paid	7,159	9,292
Taxes paid	29,085	1,264
Supplemental Non-Cash Investing and Financing Activities:
Notes issued for financing of insurance premiums	$ 487,929	$ 353,244